Cost of revenues	12 Months Ended
Dec. 31, 2021
Cost of revenues
Cost of revenues
9.	Cost of revenues
Cost of revenues consist of the following:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue sharing fees and content costs	5,176,508,004	7,129,094,348	7,153,155,717
Bandwidth costs	617,801,344	661,129,019	665,274,852
Others	292,763,988	251,305,218	256,989,955

Total	6,087,073,336	8,041,528,585	8,075,420,524